UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Sound Energy Partners, Inc.

Address:   354 Pequot Avenue
           Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Slavko Negulic
Title:     Chief Financial Officer
Phone:     (203) 254-4500


Signature, Place and Date of Signing:

 /s/ Slavko Negulic         Southport, Connecticut        November 13, 2006
-----------------------    --------------------------    ----------------------
 [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 Form 13F File Number                        Name

--------------------------------            -----------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         76

Form 13F Information Table Value Total:   $840,631
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2006


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5         -CLMN 6   COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------- -----------------------------------
                                                             VALUE     SHRS OR    SH/   PUT/    INVSMT  OTHR      VOTING AUTHORITY
ISSUER                          TYPE               CUSIP     x$1000    PRN AMT    PRN   CALL   -DSCRTN  MGRS  SOLE      SHARED  NONE
----------------------------------------------------------------------------------------------- -----------------------------------
ACERGY S A                     SPONSORED ADR     00443E104    6,132     359,200   SH             SOLE           359,200  0       0
ACTIVE POWER INC               COM               00504W100   12,503   5,001,148   SH             SOLE         5,001,148  0       0
ANADARKO PETE CORP             COM               032511107    8,766     200,000   SH             SOLE           200,000  0       0
APACHE CORP                    COM               037411105   15,446     244,400   SH             SOLE           244,400  0       0
ARCH COAL INC                  COM               039380100    1,272      44,000   SH             SOLE            44,000  0       0
ARENA RESOURCES INC            COM               040049108    1,413      44,000   SH             SOLE            44,000  0       0
BJ SVCS CO                     COM               055482103    3,772     125,200   SH             SOLE           125,200  0       0
CAMERON INTERNATIONAL CORP     COM               13342B105   28,435     588,600   SH             SOLE           588,600  0       0
CANADIAN NAT RES LTD           COM               136385101   12,521     274,700   SH             SOLE           274,700  0       0
CAPSTONE TURBINE CORP          COM               14067D102      210     150,000   SH             SOLE           150,000  0       0
CNX GAS CORP                   COM               12618H309    2,317     100,000   SH             SOLE           100,000  0       0
COMPLETE PRODUCTION SERVICES   COM               20453E109    4,086     207,000   SH             SOLE           207,000  0       0
CONOCOPHILLIPS                 COM               20825C104    3,733      62,700   SH             SOLE            62,700  0       0
DELTA PETE CORP                COM NEW           247907207      394      17,500   SH             SOLE            17,500  0       0
DENBURY RES INC                COM NEW           247916208   10,115     350,000   SH             SOLE           350,000  0       0
DEVON ENERGY CORP NEW          COM               25179M103   21,471     340,000   SH             SOLE           340,000  0       0
DISTRIBUTED ENERGY SYS CORP    COM               25475V104    1,345     416,500   SH             SOLE           416,500  0       0
DOW CHEM CO                    COM               260543103    2,339      60,000   SH             SOLE            60,000  0       0
DRESSER-RAND GROUP INC         COM               261608103    2,040     100,000   SH             SOLE           100,000  0       0
DYNEGY INC NEW                 CLA               26816Q101    3,878     700,000   SH             SOLE           700,000  0       0
ENSCO INTL INC                 COM               26874Q100   36,611     835,300   SH             SOLE           835,300  0       0
ENVIRONMENTAL PWR CORO         COM NEW           29406L201      976     217,400   SH             SOLE           217,400  0       0
EVERGREEN ENERGY INC*          COM               30024B104   24,279   2,269,100   SH             SOLE         2,269,100  0       0
EVERGREEN ENERGY INC*          COM               30024B104    9,759     912,100   SH   CALL/15   SOLE           912,100  0       0
EVERGREEN ENERGY INC*          COM               30024B104   12,412   1,160,000   SH   CALL/12.5 SOLE         1,160,000  0       0
EVERGREEN ENERGY INC*          COM               30024B104    2,140     200,000   SH   CALL/20   SOLE           200,000  0       0
EVERGREEN ENERGY INC*          COM               30024B104   14,829   1,385,900   SH   CALL/17.5 SOLE         1,385,900  0       0
EVERGREEN SOLAR INC            COM               30033R108      254      30,600   SH             SOLE            30,600  0       0
FUELCELL ENERGY INC            COM               35952H106    5,638     740,836   SH             SOLE           740,836  0       0
GLOBAL INDS LTD                COM               379336100   13,766     884,714   SH             SOLE           884,714  0       0
GLOBALSANTAFE CORP             COM               G3930E101   39,574     791,637   SH             SOLE           791,637  0       0
GRANT PRIDECO INC              COM               38821G101   11,603     305,100   SH             SOLE           305,100  0       0
HALLIBURTON CO                 COM               406216101   39,170   1,376,800   SH             SOLE         1,376,800  0       0
HELIX ENERGY SOLUTIO NS GRPI   COM               42330P107    3,774     113,000   SH             SOLE           113,000  0       0
HESS CORP                      COM               42809H107   22,781     550,000   SH             SOLE           550,000  0       0
HYDROGENICS CORP               COM               448882100      544     400,000   SH             SOLE           400,000  0       0
INPUT/OUTPUT INC               COM               457652105    6,346     639,100   SH             SOLE           639,100  0       0
INTEROIL CORP                  COM               460951106      528      27,900   SH             SOLE            27,900  0       0
INTEROIL CORP                  COM               460951106    6,256     330,500   SH   CALL/15   SOLE           330,500  0       0
INTEROIL CORP                  COM               460951106    1,399      73,900   SH   CALL/20   SOLE            73,900  0       0
ISHARES TR                     RUSSELL 2000      464287655   73,080   1,015,000   SH   PUT       SOLE         1,015,000  0       0
LOUISIANA-PAC CORP             COM               546347105    1,877     100,000   SH             SOLE           100,000  0       0
MAXWELL TECHNOLOGIES INC       COM               577767106      580      28,500   SH             SOLE            28,500  0       0
MCDERMOTT INTL INC             COM               580037109    7,403     177,100   SH             SOLE           177,100  0       0
MECHANICAL TECHNOLOGY INC      COM               583538103      177      95,000   SH             SOLE            95,000  0       0
MIRANT CORP NEW                COM               60467R100    4,376     160,251   SH             SOLE           160,251  0       0
MIRANT CORP NEW                W EXP 01/03/201   60467R118    6,112     599,261   SH             SOLE           599,261  0       0
NATIONAL OILWELL VARCO INC     COM               637071101   32,807     560,332   SH             SOLE           560,332  0       0
NEWFIELD EXPL CO               COM               651290108   10,464     271,500   SH             SOLE           271,500  0       0
NEWPARK RES INC                COM PAR $.01 NW   651718504    4,107     770,500   SH             SOLE           770,500  0       0
NOBLE CORPORATION              SHS               G65422100    6,200      96,600   SH             SOLE            96,600  0       0
OCCIDENTAL PETE CORP DEL       COM               674599105   15,794     328,292   SH             SOLE           328,292  0       0
PARTICLE DRILLING TECHNOLOGI   COM               70212G101    1,352     522,100   SH             SOLE           522,100  0       0
PETROQUEST ENERGY INC          COM               716748108    1,043     100,000   SH             SOLE           100,000  0       0
POWERSHARES ETF TRUST          WNDRHLL CLN EN    73935X500    1,909     113,500   SH             SOLE           113,500  0       0
POWERSHARES ETF TRUST          WNDRHLL CLN EN    73935X500    3,280     195,000   SH   PUT       SOLE           195,000  0       0
PRIDE INTL INC DEL             COM               74153Q102   14,305     521,700   SH             SOLE           521,700  0       0
QUANTA SVCS INC                COM               74762E102    1,686     100,000   SH             SOLE           100,000  0       0
RANGE RES CORP                 COM               75281A109    4,731     187,450   SH             SOLE           187,450  0       0
RENTECH INC                    COM               760112102    1,591     343,600   SH             SOLE           343,600  0       0
ROWAN COS INC                  COM               779382100   41,562   1,314,000   SH             SOLE         1,314,000  0       0
SCHLUMBERGER LTD               COM               806857108   27,914     450,000   SH             SOLE           450,000  0       0
SMITH INTL INC                 COM               832110100   17,786     458,400   SH             SOLE           458,400  0       0
ST MARY LD & EXPL CO           COM               792228108    7,709     210,000   SH             SOLE           210,000  0       0
SUN MICROSYSTEMS INC           COM               866810104      495     100,000   SH             SOLE           100,000  0       0
SUNCOR ENERGY INC              COM               867229106   10,555     146,500   SH             SOLE           146,500  0       0
SUNPOWER CORP                  COM               867652109    1,858      66,990   SH             SOLE            66,990  0       0
TALISMAN ENERGY INC            COM               87425E103   19,656   1,200,000   SH             SOLE         1,200,000  0       0
TERRA INDS INC                 COM               880915103    2,668     346,000   SH             SOLE           346,000  0       0
TETON ENERGY CORP              COM               881628101    3,172     654,100   SH             SOLE           654,100  0       0
TODCO                          COM               88889T107   32,085     927,300   SH             SOLE           927,300  0       0
TRANSOCEAN INC                 COM               G90078109   38,255     522,400   SH             SOLE           522,400  0       0
ULTRALIFE BATTERIES INC        COM               903899102    1,250     120,100   SH             SOLE           120,100  0       0
VALERO ENERGY CORP NEW         COM               91913Y100   17,232     334,800   SH             SOLE           334,800  0       0
WEATHERFORD INTERNATIONAL LT   COM               G95089101   22,074     529,100   SH             SOLE           529,100  0       0
XTO ENERGY INC                 COM               98385X106    8,659     205,533   SH             SOLE           205,533  0       0

----------------
* EVERGREEN ENERGY INC previously appeared under its former name KFX INC, CUSIP #48245L107.

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